Capital and reserves, Issued share capital (Details)	9 Months Ended
Sep. 30, 2022 shares
Ordinary Shares [Member]
Issued and Fully Paid Share Capital [Abstract]
Number of shares outstanding at beginning of period (in shares)	43,862,850
New shares issued for cash (in shares)	3,733,333
Exercise of share options (in shares)	308,776
Number of shares outstanding at end of period (in shares)	47,904,959
Deferred Shares [Member]
Issued and Fully Paid Share Capital [Abstract]
Number of shares outstanding at beginning of period (in shares)	5,793,501
New shares issued for cash (in shares)	0
Exercise of share options (in shares)	0
Number of shares outstanding at end of period (in shares)	5,793,501